Noncontrolling Interests Subject To Put Provisions (Tables)	3 Months Ended
Mar. 31, 2016
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions
	March 31,2016	December 31, 2015

Beginning balance as of January 1,	$1.023.755	$824.658
Contributions to noncontrolling interests	(39.144)	(164.830)
Purchase/ sale of noncontrolling interests	2.579	7.915
Contributions from noncontrolling interests	5.129	16.749
Expiration of put provisions and other reclassifications	-	5.206
Changes in fair value of noncontrolling interests	45.821	178.003
Net income	42.835	159.127
Other comprehensive income (loss)	1.592	(3.073)
Ending balance as of March 31, 2016 and December 31, 2015	$1.082.567	$1.023.755